Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair value measurements [Abstract]
Summary of liabilities measured at fair value on recurring basis
	As of December 31, 2014
	Level 1	Level 2	Level 3	Total

Liabilities
Long-term payable:
Contingent consideration in relation to a business acquisition	-	-	183,000	183,000